Common Stock	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Common Stock

7. Common Stock

As of December 31, 2016, the operating agreement of Spero Therapeutics, LLC, as amended and restated, provided for the issuance of common units, but did not specify an authorized number for issuance.

Subsequent to the Reorganization on June 30, 2017 (see Note 1), the Company’s amended and restated certificate of incorporation authorized the issuance of 61,917,986 shares of common stock, par value $0.001 per share. Subsequent to the Company’s IPO on November 6, 2017 (See Note 1), the Company’s amended and restated certificate of incorporation authorized the issuance of 60,000,000 shares of common stock, par value $0.001 per share. Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are not entitled to receive dividends, unless declared by the board of directors.

In 2014, the Company issued and sold restricted common units, which were subject to vesting requirements. In 2016, the Company repurchased 21,116 unvested common units upon forfeiture at the original issuance price of $0.001 per unit. As of December 31, 2015 and 2016, there were 75,210 units and 7,062 units, respectively, of unvested restricted common units outstanding. There were no unvested common units outstanding as of December 31, 2017.

On June 30, 2017, pursuant to the terms of the Reorganization (see Note 1), holders of common units of Spero Therapeutics, LLC exchanged their units for common stock of Spero Therapeutics, Inc. on a one-for-one basis. On October 20, 2017, the Company effected a one-for-6.0774 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s Preferred Stock (see Note 6). Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios. In addition, all common units and incentive units as well as the conversion ratios of preferred units of Spero Therapeutics, LLC have been presented as if the reverse stock split of the common stock of Spero Therapeutics, Inc. had been applied to such units and ratios of Spero Therapeutics, LLC.